RELATED PARTIES BALANCES AND TRANSCATIONS - Loan Agreement to Collokia (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	May 05, 2017
Disclosure of transactions between related parties [line items]
Borrowings	$ 0	$ 6,011
Collokia investment | Subsidiaries
Disclosure of transactions between related parties [line items]
Borrowings, interest rate			2.80%
Borrowings		$ 100	$ 100